UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21880

                  Oppenheimer Rochester Michigan Municipal Fund
                  ---------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--132.3%
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--107.6%
$         15,000   Anchor Bay, MI School District                                          5.000%     05/01/2030   $         15,398
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Barry County, MI Building Authority (Medical Care Facility)             6.000      07/01/2016             15,366
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Belleville, MI GO                                                       5.400      11/01/2012             15,303
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Benton Harbor, MI Charter COP 1                                         8.000      05/01/2032             45,428
------------------------------------------------------------------------------------------------------------------------------------
          30,000   Birch Run, MI (Downtown Devel.)                                         5.250      06/01/2019             30,389
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Birch Run, MI Township                                                  7.100      05/01/2009              5,063
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Brandon, MI School District 1                                           5.000      05/01/2022             40,268
------------------------------------------------------------------------------------------------------------------------------------
         125,000   Brandon, MI School District 1                                           5.000      05/01/2026            125,838
------------------------------------------------------------------------------------------------------------------------------------
          70,000   Byron Center, MI Public Schools 1                                       5.000      05/01/2024             70,298
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Calhoun County, MI (Water Supply System)                                5.750      05/01/2019             40,316
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Center, MI Academy COP                                                  7.500      10/01/2029             14,553
------------------------------------------------------------------------------------------------------------------------------------
          60,000   Central MI University 1                                                 5.000      10/01/2023             60,568
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Central MI University 1                                                 5.000      10/01/2027            100,851
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Chelsea, MI EDC (United Methodist Retirement Communities) 1             5.400      11/15/2027             98,166
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Chelsea, MI School District 1                                           5.000      05/01/2025            100,418
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Chippewa County, MI Hospital (Chippewa County War Memorial Hospital)    5.625      11/01/2014              4,912
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Chippewa Valley, MI Schools (School Building & Site)                    5.000      05/01/2026             10,586
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Clare County, MI Sewer Disposal System 1                                5.750      11/01/2019             20,700
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Coldwater, MI Community Schools 1                                       5.125      05/01/2023             20,093
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Concord, MI Academy Boyne COP 1                                         7.000      10/01/2019             36,024
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Concord, MI Academy Petoskey COP 1                                      7.750      12/01/2020             25,740
------------------------------------------------------------------------------------------------------------------------------------
          75,000   Concord, MI Academy Petoskey COP 1                                      8.375      12/01/2030             77,701
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Detroit, MI GO 2                                                        5.000 3    04/01/2016          1,052,735
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Detroit, MI GO                                                          5.500      04/01/2014             15,087
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Detroit, MI GO                                                          5.500      04/01/2015             25,146
------------------------------------------------------------------------------------------------------------------------------------
         285,000   Detroit, MI Local Devel. Finance Authority 1                            5.500      05/01/2021            260,644
------------------------------------------------------------------------------------------------------------------------------------
         115,000   Detroit, MI Local Devel. Finance Authority 1                            5.500      05/01/2021            105,172
------------------------------------------------------------------------------------------------------------------------------------
         155,000   Detroit, MI Local Devel. Finance Authority                              6.700      05/01/2021            154,267
------------------------------------------------------------------------------------------------------------------------------------
       2,800,000   Detroit, MI Local Devel. Finance Authority                              6.850      05/01/2021          2,797,452
------------------------------------------------------------------------------------------------------------------------------------
         240,000   Detroit, MI Local Devel. Finance Authority (Chrysler Corp.) 1           5.375      05/01/2018            230,227
------------------------------------------------------------------------------------------------------------------------------------
         350,000   Detroit, MI Local Devel. Finance Authority (Chrysler Corp.) 1           5.375      05/01/2021            322,686
------------------------------------------------------------------------------------------------------------------------------------
         465,000   Detroit, MI Water Supply System, Series A 1                             5.000      07/01/2027            467,623
------------------------------------------------------------------------------------------------------------------------------------
         340,000   Detroit, MI Wayne County Stadium Authority 1                            5.250      02/01/2027            345,246
------------------------------------------------------------------------------------------------------------------------------------
          75,000   Detroit, MI Wayne County Stadium Authority                              5.500      02/01/2017             76,641
------------------------------------------------------------------------------------------------------------------------------------
          45,000   Devon Trace, MI Hsg. Corp. 1                                            7.375      08/01/2023             45,689
------------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Dickinson County, MI EDC (International Paper Company) 1                5.750      06/01/2016          2,587,875
------------------------------------------------------------------------------------------------------------------------------------
         175,000   Farmington Hills, MI EDC (Botsford General Hospital) 1                  5.750      02/15/2025            175,235
------------------------------------------------------------------------------------------------------------------------------------
         480,000   Flint, MI Hospital Building Authority (Hurley Medical Center) 1         5.250      07/01/2016            474,341
------------------------------------------------------------------------------------------------------------------------------------


                1 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$        100,000   Flint, MI Hospital Building Authority (Hurley Medical Center) 1         5.375%     07/01/2018   $         98,520
------------------------------------------------------------------------------------------------------------------------------------
          60,000   Flint, MI Hospital Building Authority (Hurley Medical Center) 1         5.375      07/01/2028             55,180
------------------------------------------------------------------------------------------------------------------------------------
         230,000   Flint, MI Hospital Building Authority (Hurley Medical Center) 1         5.375      07/01/2028            211,522
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Garden City, MI Hospital Finance Authority (Garden City Hospital
                   Osteopathic)                                                            5.750      09/01/2017             10,257
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Garden City, MI Hospital Finance Authority (Garden City Hospital
                   Osteopathic)                                                            5.750      09/01/2017             14,770
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Genesee County, MI Sewer (Fenton Township) 1                            5.450      05/01/2012             25,315
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Goodrich, MI Area School District 1                                     5.000      05/01/2024             25,105
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Grand Rapids & Kent County, MI Joint Building Authority                 5.000      01/01/2012             15,018
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Grand Rapids, MI Charter Township (Porter Hills Foundation)             5.200      07/01/2014              5,074
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Grand Rapids, MI Community College 1                                    5.000      05/01/2022             40,268
------------------------------------------------------------------------------------------------------------------------------------
         425,000   Grand Rapids, MI Downtown Devel. Authority                              6.600      06/01/2008            429,216
------------------------------------------------------------------------------------------------------------------------------------
         810,000   Grand Rapids, MI Downtown Devel. Authority 1                            6.875      06/01/2024            843,874
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Grand Traverse County, MI Hospital Finance Authority (Munson
                   Healthcare) 1                                                           5.500      07/01/2018             50,967
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Gratiot County, MI EDC (Grand Lodge of Free & Accepted Masons of
                   Michigan) 1                                                             5.000      11/15/2014             20,027
------------------------------------------------------------------------------------------------------------------------------------
         255,000   Gratiot County, MI EDC (Michigan Masonic Home) 1                        5.000      11/15/2020            255,296
------------------------------------------------------------------------------------------------------------------------------------
          55,000   Greenville, MI Public Schools 1                                         5.000      05/01/2024             55,369
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Grosse Ile Township, MI School District 1                               5.100      05/01/2018             40,221
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Hamilton, MI Community School District 1                                5.000      05/01/2024            100,418
------------------------------------------------------------------------------------------------------------------------------------
         155,000   Highland Park, MI Building Authority 1                                  7.750      05/01/2018            180,808
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Hillsdale County, MI Intermediate School District                       5.700      05/01/2010              5,059
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Hillsdale, MI Hospital Finance Authority(Community Health Center) 1     5.250      05/15/2026             37,942
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Howell, MI Public Schools (School Building & Site)                      5.000      05/01/2029              5,137
------------------------------------------------------------------------------------------------------------------------------------
         135,000   Hudsonville, MI Public Schools 1                                        5.150      05/01/2027            135,617
------------------------------------------------------------------------------------------------------------------------------------
         175,000   Huron Valley, MI School District 1                                      5.000      05/01/2018            175,910
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Ionia, MI GO 1                                                          6.750      04/01/2015             20,337
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Jackson County, MI Hospital Finance Authority(W.A. Foote Memorial
                   Hospital)                                                               5.250      06/01/2017              5,107
------------------------------------------------------------------------------------------------------------------------------------
         500,000   Kalamazoo, MI EDC (Heritage Community) 1                                5.500      05/15/2036            440,530
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Kalamazoo, MI GO                                                        5.500      04/01/2013              5,029
------------------------------------------------------------------------------------------------------------------------------------
          30,000   Kalamazoo, MI Hospital Finance Authority (Bronson Methodist
                   Hospital) 1                                                             5.250      05/15/2018             30,476
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Kent County, MI Airport Facility (Kent County International Airport)    5.000      01/01/2017             10,105
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Kent County, MI Airport Facility (Kent County International
                   Airport) 1                                                              5.000      01/01/2021             25,194
------------------------------------------------------------------------------------------------------------------------------------
         135,000   Kent County, MI Airport Facility (Kent County International
                   Airport) 1                                                              5.000      01/01/2028            135,279
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Lincoln Park, MI School District 1                                      5.000      05/01/2026             40,150
------------------------------------------------------------------------------------------------------------------------------------


                2 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$         10,000   Livingston, MI GO (Rossington County Drain District)                    5.900%     05/01/2012   $         10,140
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Mackinac Island, MI Park Commission 1                                   5.800      09/01/2013             20,038
------------------------------------------------------------------------------------------------------------------------------------
         200,000   Mackinac Island, MI Sanitary Sewer Disposal & Water Supply System 1     5.000      03/01/2028            201,092
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Macomb County, MI Hospital Finance Authority(Mt. Clemens General
                   Hospital)                                                               5.875      11/15/2034              9,849
------------------------------------------------------------------------------------------------------------------------------------
          45,000   Marysville, MI Public School District 1                                 5.000      05/01/2022             45,191
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Melvindale, MI Water Supply & Sewer 1                                   5.700      06/01/2016             35,344
------------------------------------------------------------------------------------------------------------------------------------
         775,000   Meridian, MI EDC (Burcham Hills) 1                                      5.250      07/01/2026            684,906
------------------------------------------------------------------------------------------------------------------------------------
          85,000   MI Discovery Elementary School COP (Public School Academy) 1            8.125      10/01/2031             73,216
------------------------------------------------------------------------------------------------------------------------------------
         120,000   MI Ferris State University 1                                            5.000      10/01/2028            120,334
------------------------------------------------------------------------------------------------------------------------------------
         100,000   MI George Washington Carver Public School Academy COP 1                 8.000      09/01/2017            100,993
------------------------------------------------------------------------------------------------------------------------------------
         500,000   MI George Washington Carver Public School Academy COP 1                 8.125      09/01/2030            501,090
------------------------------------------------------------------------------------------------------------------------------------
          20,000   MI Higher Education Facilities Authority (Calvin College) 1             5.350      06/01/2013             20,380
------------------------------------------------------------------------------------------------------------------------------------
          15,000   MI Higher Education Facilities Authority (Calvin College)               5.550      06/01/2017             15,297
------------------------------------------------------------------------------------------------------------------------------------
         100,000   MI Higher Education Student Loan Authority 1                            5.000      03/01/2031            100,063
------------------------------------------------------------------------------------------------------------------------------------
          25,000   MI Higher Education Student Loan Authority                              5.200      09/01/2010             25,345
------------------------------------------------------------------------------------------------------------------------------------
          90,000   MI Higher Education Student Loan Authority 1                            5.400      06/01/2018             90,574
------------------------------------------------------------------------------------------------------------------------------------
          20,000   MI Higher Education Student Loan Authority 1                            5.750      06/01/2013             20,124
------------------------------------------------------------------------------------------------------------------------------------
          10,000   MI Hospital Finance Authority (Central Michigan Community Hospital)     6.250      10/01/2027             10,046
------------------------------------------------------------------------------------------------------------------------------------
          15,000   MI Hospital Finance Authority (Chelsea Community Hospital)              5.375      05/15/2019             15,108
------------------------------------------------------------------------------------------------------------------------------------
          60,000   MI Hospital Finance Authority (Crittenton Hospital Medical Center) 1    5.625      03/01/2027             61,684
------------------------------------------------------------------------------------------------------------------------------------
         350,000   MI Hospital Finance Authority (Detroit Medical Center Obligated
                   Group)                                                                  5.250      08/15/2023            327,471
------------------------------------------------------------------------------------------------------------------------------------
         115,000   MI Hospital Finance Authority (Detroit Medical Center Obligated
                   Group) 1                                                                5.250      08/15/2028            103,732
------------------------------------------------------------------------------------------------------------------------------------
          20,000   MI Hospital Finance Authority (Detroit Medical Center)                  6.500      08/15/2018             20,013
------------------------------------------------------------------------------------------------------------------------------------
           5,000   MI Hospital Finance Authority (Detroit Medical Center)                  8.125      08/15/2012              5,005
------------------------------------------------------------------------------------------------------------------------------------
       2,400,000   MI Hospital Finance Authority (Detroit Medical Group) 1                 5.250      08/15/2027          2,449,584
------------------------------------------------------------------------------------------------------------------------------------
          35,000   MI Hospital Finance Authority (Holland Community Hospital) 1            5.600      01/01/2021             35,400
------------------------------------------------------------------------------------------------------------------------------------
          50,000   MI Hospital Finance Authority (Holland Community Hospital)              5.625      01/01/2028             50,556
------------------------------------------------------------------------------------------------------------------------------------
          10,000   MI Hospital Finance Authority (McLaren Health Care Corp.)               5.000      06/01/2019             10,157
------------------------------------------------------------------------------------------------------------------------------------
         200,000   MI Hospital Finance Authority (McLaren Health Care Corp.) 1             5.000      06/01/2028            198,626
------------------------------------------------------------------------------------------------------------------------------------
          25,000   MI Hospital Finance Authority (Memorial Hospital)                       5.875      11/15/2021             25,575
------------------------------------------------------------------------------------------------------------------------------------


                3 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$          5,000   MI Hospital Finance Authority (Mercy Health Services)                   5.250%     08/15/2027   $          5,056
------------------------------------------------------------------------------------------------------------------------------------
          10,000   MI Hospital Finance Authority (Mercy Health Services)                   5.375      08/15/2016             10,068
------------------------------------------------------------------------------------------------------------------------------------
         230,000   MI Hospital Finance Authority (MidMichigan Obligated Group) 1           5.375      06/01/2027            234,871
------------------------------------------------------------------------------------------------------------------------------------
          20,000   MI Hospital Finance Authority (Oakwood Obligated Group) 1               5.000      08/15/2026             20,325
------------------------------------------------------------------------------------------------------------------------------------
          30,000   MI Hospital Finance Authority (OHC/OUH Obligated Group) 1               5.000      08/15/2031             30,178
------------------------------------------------------------------------------------------------------------------------------------
          80,000   MI Hospital Finance Authority (OHC/OUH Obligated Group) 1               5.125      08/15/2025             81,384
------------------------------------------------------------------------------------------------------------------------------------
         170,000   MI Hospital Finance Authority (Pontiac Osteopathic Hospital) 1          6.000      02/01/2024            170,058
------------------------------------------------------------------------------------------------------------------------------------
          20,000   MI Hospital Finance Authority (Port Huron Hospital/Marwood Manor
                   Nursing Home) 1                                                         5.500      07/01/2015             20,034
------------------------------------------------------------------------------------------------------------------------------------
          10,000   MI Hospital Finance Authority (Sinai-Grace Hospital)                    6.625      01/01/2016             10,004
------------------------------------------------------------------------------------------------------------------------------------
         160,000   MI Hospital Finance Authority (Sinai-Grace Hospital) 1                  6.700      01/01/2026            160,035
------------------------------------------------------------------------------------------------------------------------------------
          55,000   MI Hospital Finance Authority (St. John Health System) 1                5.000      05/15/2028             55,792
------------------------------------------------------------------------------------------------------------------------------------
           5,000   MI Hospital Finance Authority (St. John Medical Center)                 5.250      05/15/2026              5,029
------------------------------------------------------------------------------------------------------------------------------------
          25,000   MI Hospital Finance Authority (Trinity Health) 1                        5.375      12/01/2030             25,661
------------------------------------------------------------------------------------------------------------------------------------
          45,000   MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.) 1                5.500      01/15/2018             45,046
------------------------------------------------------------------------------------------------------------------------------------
          15,000   MI Hsg. Devel. Authority (Breton Village Green)                         5.625      10/15/2018             15,017
------------------------------------------------------------------------------------------------------------------------------------
          65,000   MI Hsg. Devel. Authority (Charter Square) 1                             5.500      01/15/2021             65,050
------------------------------------------------------------------------------------------------------------------------------------
       1,200,000   MI Hsg. Devel. Authority (Deaconess Tower)                              5.200      08/20/2038          1,165,032
------------------------------------------------------------------------------------------------------------------------------------
         115,000   MI Hsg. Devel. Authority (Rental Hsg.) 1                                6.100      10/01/2033            117,469
------------------------------------------------------------------------------------------------------------------------------------
         140,000   MI Hsg. Devel. Authority (Section 8 Assisted Mtg.)                      7.911 4    04/01/2014             86,579
------------------------------------------------------------------------------------------------------------------------------------
       2,500,000   MI Hsg. Devel. Authority, Series A                                      5.200      06/01/2039          2,441,275
------------------------------------------------------------------------------------------------------------------------------------
         490,000   MI Hsg. Devel. Authority, Series A 1                                    5.500      12/01/2028            512,133
------------------------------------------------------------------------------------------------------------------------------------
         250,000   MI Hsg. Devel. Authority, Series D                                      5.200      10/01/2042            244,280
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   MI Hsg. Devel. Authority, Series D 5                                    5.400      10/01/2033            999,910
------------------------------------------------------------------------------------------------------------------------------------
          85,000   MI Job Devel. Authority Pollution Control (General Motors Corp.) 1      5.550      04/01/2009             84,558
------------------------------------------------------------------------------------------------------------------------------------
         210,000   MI John Tolfree Health System Corp. 1                                   5.850      09/15/2013            215,506
------------------------------------------------------------------------------------------------------------------------------------
         780,000   MI John Tolfree Health System Corp. 1                                   6.000      09/15/2023            791,068
------------------------------------------------------------------------------------------------------------------------------------
           5,000   MI Municipal Bond Authority                                             5.000      11/01/2009              5,008
------------------------------------------------------------------------------------------------------------------------------------
          30,000   MI Municipal Bond Authority                                             5.150      11/01/2010             30,044
------------------------------------------------------------------------------------------------------------------------------------
           5,000   MI Municipal Bond Authority                                             5.375      11/01/2020              5,008
------------------------------------------------------------------------------------------------------------------------------------
         150,000   MI Municipal Bond Authority 1                                           5.500      11/01/2027            150,126
------------------------------------------------------------------------------------------------------------------------------------
           5,000   MI Municipal Bond Authority                                             5.650      05/01/2011              5,010
------------------------------------------------------------------------------------------------------------------------------------
           5,000   MI Municipal Bond Authority                                             6.100      05/01/2011              5,011
------------------------------------------------------------------------------------------------------------------------------------
          20,000   MI Municipal Bond Authority 1                                           7.250      11/01/2010             20,067
------------------------------------------------------------------------------------------------------------------------------------
          60,000   MI New Beginnings Academy COP 1                                         8.000      02/01/2032             60,581
------------------------------------------------------------------------------------------------------------------------------------
          10,000   MI Pansophia Academy COP                                                7.000      06/01/2029              9,475
------------------------------------------------------------------------------------------------------------------------------------


                4 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$      1,000,000   MI Public Educational Facilities Authority (American Montessori)        6.500%     12/01/2037   $        996,660
------------------------------------------------------------------------------------------------------------------------------------
         400,000   MI Public Educational Facilities Authority (Black River School)         5.800      09/01/2030            386,040
------------------------------------------------------------------------------------------------------------------------------------
         200,000   MI Public Educational Facilities Authority (Old Redford Academy) 1      6.000      12/01/2035            200,800
------------------------------------------------------------------------------------------------------------------------------------
           5,000   MI Reeths-Puffer Schools                                                5.000      05/01/2027              5,354
------------------------------------------------------------------------------------------------------------------------------------
           5,000   MI Reeths-Puffer Schools                                                5.000      05/01/2027              5,354
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000   MI State University, Series B 2                                         3.892 3    02/15/2017          1,816,640
------------------------------------------------------------------------------------------------------------------------------------
          45,000   MI Strategic Fund Limited Obligation (Clark
                   Retirement Community/Clark Retirement
                   Community Foundation Obligated Group) 1                                 5.650      09/01/2029             45,683
------------------------------------------------------------------------------------------------------------------------------------
         225,000   MI Strategic Fund Limited Obligation (Detroit Edison Company) 1         5.450      09/01/2029            228,593
------------------------------------------------------------------------------------------------------------------------------------
         130,000   MI Strategic Fund Limited Obligation (Detroit Edison Company) 1         5.550      09/01/2029            133,379
------------------------------------------------------------------------------------------------------------------------------------
         460,000   MI Strategic Fund Limited Obligation (Detroit Edison Company) 1         5.650      09/01/2029            469,559
------------------------------------------------------------------------------------------------------------------------------------
          50,000   MI Strategic Fund Limited Obligation (Dow Chemical Company) 1           5.500      12/01/2028             50,816
------------------------------------------------------------------------------------------------------------------------------------
         120,000   MI Strategic Fund Limited Obligation (Ford Motor
                   Company), Series A 1                                                    6.550      10/01/2022            119,988
------------------------------------------------------------------------------------------------------------------------------------
          50,000   MI Strategic Fund Limited Obligation (Imperial Holly Corp.) 1           6.250      11/01/2015             46,681
------------------------------------------------------------------------------------------------------------------------------------
       6,000,000   MI Strategic Fund Limited Obligation (Wolverine Human Services)         5.850      08/31/2027          5,707,080
------------------------------------------------------------------------------------------------------------------------------------
         870,000   MI Strategic Fund Pollution Control (General Motors Corp.) 1            6.200      09/01/2020            831,294
------------------------------------------------------------------------------------------------------------------------------------
         740,000   MI Strategic Fund Pollution Control (General Motors Corp.) 6            7.000 3    04/01/2008            740,000
------------------------------------------------------------------------------------------------------------------------------------
         225,000   MI Strategic Fund Solid Waste (S.D. Warren & Company) 1                 7.375      01/15/2022            227,178
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   MI Tobacco Settlement Finance Authority 1                               6.000      06/01/2034            986,250
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   MI Tobacco Settlement Finance Authority                                 6.000      06/01/2048            975,470
------------------------------------------------------------------------------------------------------------------------------------
     138,200,000   MI Tobacco Settlement Finance Authority                                 7.247 4    06/01/2052          5,986,824
------------------------------------------------------------------------------------------------------------------------------------
     125,000,000   MI Tobacco Settlement Finance Authority                                 7.500 4    06/01/2052          4,856,250
------------------------------------------------------------------------------------------------------------------------------------
         115,000   MI Trunk Line Dept. of Treasury 1                                       5.000      11/01/2026            117,183
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Monroe County, MI Water Supply 1                                        5.000      05/01/2025             20,548
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Mt. Pleasant, MI Tax Increment                                          6.400      04/01/2012             10,077
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Muskegon County, MI Building Authority                                  5.625      07/01/2010             20,032
------------------------------------------------------------------------------------------------------------------------------------
          75,000   Northern MI University 1                                                5.000      12/01/2025             76,134
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Northern MI University                                                  5.125      12/01/2020              5,106
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Northview, MI Public Schools District 1                                 5.000      05/01/2018             25,130
------------------------------------------------------------------------------------------------------------------------------------
          75,000   Oakland County, MI (John E. Olsen Drain District) 1                     5.900      05/01/2014             75,416
------------------------------------------------------------------------------------------------------------------------------------
         300,000   Oakland County, MI EDC (Orchard Lake Schools)                           5.000      09/01/2037            281,067
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Ottawa County, MI Building Authority                                    4.900      11/01/2009             10,152
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Oxford, MI Area Community School District                               5.000      05/01/2031             10,668
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Oxford, MI Water 1                                                      5.900      07/01/2017             25,451
------------------------------------------------------------------------------------------------------------------------------------


                5 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
 $        50,000   Plymouth, MI Educational Center Charter School
                   (Public School Academy) 1                                               5.375%     11/01/2030   $         46,637
 -----------------------------------------------------------------------------------------------------------------------------------
         175,000   Plymouth, MI Educational Center Charter School
                   (Public School Academy) 1                                               5.625      11/01/2035            167,295
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Pontiac, MI Sewer Disposal                                              5.000      01/01/2010             35,368
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Pontiac, MI Sewer Disposal 1                                            5.750      01/01/2020            102,999
------------------------------------------------------------------------------------------------------------------------------------
         700,000   Pontiac, MI Tax Increment Finance Authority                             5.625      06/01/2022            700,931
------------------------------------------------------------------------------------------------------------------------------------
         630,000   Pontiac, MI Tax Increment Finance Authority                             6.250      06/01/2022            644,301
------------------------------------------------------------------------------------------------------------------------------------
         805,000   Pontiac, MI Tax Increment Finance Authority                             6.375      06/01/2031            816,882
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Portage, MI GO 1                                                        5.600      12/01/2014             25,373
------------------------------------------------------------------------------------------------------------------------------------
          30,000   Royal Oak, MI Hospital Finance Authority (William
                   Beaumont Hospital) 1                                                    5.250      11/15/2035             30,370
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Saginaw County, MI (Williamson Acres Drain)                             5.000      06/01/2018             15,122
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Scio Township, MI (Downtown Devel.)                                     6.800      05/01/2010             10,170
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Scio Township, MI Building Authority 1                                  5.650      05/01/2016             20,291
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Scio Township, MI Building Authority 1                                  5.650      05/01/2017             25,361
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Shiawassee County, MI (Spaulding Drain District)                        5.000      06/01/2016             15,120
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Southfield, MI EDC (Lawrence Technological University)                  5.400      02/01/2018             15,159
------------------------------------------------------------------------------------------------------------------------------------
          15,000   St. Joseph, MI School District                                          5.000      05/01/2026             15,359
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Tittabawasee Township, MI (Downtown Devel.)                             7.000      05/01/2014             10,117
------------------------------------------------------------------------------------------------------------------------------------
          75,000   Troy, MI GO 1                                                           5.250      05/01/2011             75,894
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Troy, MI GO (Streets, Roads & Streetscape) 1                            5.500      10/01/2019             50,517
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Wayne County, MI Building Authority 1                                   5.250      06/01/2016             35,306
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Wayne, MI Charter County Airport (Detroit
                   Metropolitan Wayne County) 1                                            5.000      12/01/2019             25,337
------------------------------------------------------------------------------------------------------------------------------------
         600,000   Wayne, MI Charter County Airport (Detroit
                   Metropolitan Wayne County) 1                                            5.000      12/01/2022            604,668
------------------------------------------------------------------------------------------------------------------------------------
       1,367,000   Wayne, MI Charter County Airport (Detroit
                   Metropolitan Wayne County) 1                                            5.000      12/01/2028          1,368,777
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Wayne, MI Charter County Airport (Detroit
                   Metropolitan Wayne County) 1                                            5.125      12/01/2017             20,340
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Wayne, MI Charter County Airport (Detroit
                   Metropolitan Wayne County) 1                                            5.250      12/01/2014             51,311
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Wayne, MI Charter County Airport (Detroit
                   Metropolitan Wayne County) 1                                            5.250      12/01/2017             51,521
------------------------------------------------------------------------------------------------------------------------------------
         110,000   Wayne, MI Charter County Airport (Detroit
                   Metropolitan Wayne County) 1                                            5.250      12/01/2018            111,883
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Webberville, MI Water Supply & Wastewater Treatment                     6.500      11/01/2018              5,021
------------------------------------------------------------------------------------------------------------------------------------
          30,000   West Ottawa, MI Public School District 1                                5.600      05/01/2021             30,219
------------------------------------------------------------------------------------------------------------------------------------
          20,000   West Ottawa, MI Public School District 1                                5.600      05/01/2026             20,125
                                                                                                                   -----------------
                                                                                                                         57,588,454
U.S. POSSESSIONS--24.7%
          30,000   Guam Government Waterworks Authority and Wastewater System 1            6.000      07/01/2025             31,484
------------------------------------------------------------------------------------------------------------------------------------
         115,000   Puerto Rico Aqueduct & Sewer Authority 1                                5.000      07/01/2019            118,068
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Puerto Rico Electric Power Authority, Series UU 2                       4.205 3    07/01/2031            899,850
------------------------------------------------------------------------------------------------------------------------------------
         685,000   Puerto Rico HFC, Series B 1                                             5.300      12/01/2028            691,884
------------------------------------------------------------------------------------------------------------------------------------


                6 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$          5,000   Puerto Rico Highway & Transportation Authority                          5.000%     07/01/2028   $          4,934
------------------------------------------------------------------------------------------------------------------------------------
          60,000   Puerto Rico Highway & Transportation Authority, Series G                5.000      07/01/2042             57,391
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Puerto Rico IMEPCF (American Airlines)                                  6.450      12/01/2025             14,799
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Puerto Rico Infrastructure                                              5.000      07/01/2041             23,906
------------------------------------------------------------------------------------------------------------------------------------
         260,000   Puerto Rico Infrastructure (Mepsi Campus)                               5.600      10/01/2014            257,962
------------------------------------------------------------------------------------------------------------------------------------
         700,000   Puerto Rico Infrastructure (Mepsi Campus)                               6.250      10/01/2024            684,306
------------------------------------------------------------------------------------------------------------------------------------
       1,855,000   Puerto Rico Infrastructure (Mepsi Campus)                               6.500      10/01/2037          1,814,190
------------------------------------------------------------------------------------------------------------------------------------
         150,000   Puerto Rico ITEMECF (Ana G. Mendez University)                          5.000      03/01/2036            136,619
------------------------------------------------------------------------------------------------------------------------------------
          60,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                        5.375      02/01/2019             60,522
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                        5.500      12/01/2031             19,750
------------------------------------------------------------------------------------------------------------------------------------
         115,000   Puerto Rico ITEMECF (Mennonite General Hospital) 1                      6.500      07/01/2012            113,617
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Puerto Rico ITEMECF (Mennonite General Hospital) 1                      6.500      07/01/2026             23,677
------------------------------------------------------------------------------------------------------------------------------------
          75,000   Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals) 1           5.750      06/01/2029             65,912
------------------------------------------------------------------------------------------------------------------------------------
         950,000   Puerto Rico Port Authority (American Airlines), Series A 1              6.250      06/01/2026            895,898
------------------------------------------------------------------------------------------------------------------------------------
         410,000   Puerto Rico Port Authority (American Airlines), Series A                6.300      06/01/2023            391,130
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Puerto Rico Public Buildings Authority, Series D 1                      5.125      07/01/2024             40,239
------------------------------------------------------------------------------------------------------------------------------------
       7,500,000   Puerto Rico Sales Tax Financing Corp., Series A 2                       4.221 3    08/01/2057          6,877,575
                                                                                                                   -----------------
                                                                                                                         13,223,713
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $72,427,753)-132.3%                                                                    70,812,167
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(32.3)                                                                            (17,299,400)
                                                                                                                   -----------------
NET ASSETS-100.0%                                                                                                  $     53,512,767
                                                                                                                   =================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. When-issued security or delayed delivery to be delivered and settled after December 31, 2007. See accompanying Notes.

6. Illiquid security. The aggregate value of illiquid securities as of December 31, 2007 was $740,000, which represents 1.38% of the Fund's net assets. See accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP          Certificates of Participation
EDC          Economic Devel. Corp.
GO           General Obligation
HFC          Housing Finance Corp.
IMEPCF       Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF      Industrial, Tourist, Educational, Medical and Environmental
             Community Facilities
OHC          Oakwood Hospital Corp.
OUH          Oakwood United Hospitals
ROLs         Residual Option Longs


                7 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ (R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2007, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                     WHEN-ISSUED OR DELAYED DELIVERY
                                     BASIS TRANSACTIONS
           ----------------------------------------------------------
           Purchased securities                          $ 1,000,000
           ----------------------------------------------------------

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $1,396,800 as of December 31, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of


                8 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2007, municipal bond holdings with a value of $10,646,800 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $9,250,000 in short-term floating rate notes issued and outstanding at that date.

At December 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

       PRINCIPAL                                                                          COUPON        MATURITY
          AMOUNT   INVERSE FLOATER 1                                                      RATE 2            DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------
$        250,000   Detroit, MI GO ROLs                                                     9.108%         4/1/25   $   302,735
         400,000   MI University ROLs                                                      6.260         2/15/37       216,640
         100,000   Puerto Rico Electric Power Authority ROLs 3                             9.026          7/1/31          (150)
       1,500,000   Puerto Rico Sales Tax Financing Corp. ROLs 3                            7.730          8/1/57       877,575
                                                                                                                   -----------
                                                                                                                   $ 1,396,800
                                                                                                                   ===========

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 7 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $6,900,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to [one third] of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary


                9 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $850 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.1906% as of December 31, 2007). The Fund pays additional fees of 0.30% annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% annual commitment fee for a liquidity backstop facility with respect to the $850 million facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities               $    72,427,753
                                             ===============

Gross unrealized appreciation                $       411,961
Gross unrealized depreciation                     (2,027,547)
                                             ---------------
Net unrealized depreciation                  $    (1,615,586)
                                             ===============


               10 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Michigan Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008